Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2019	7,294,792
Balance at Dec. 31, 2019	$ 86,617	$ 65,063	$ 1,842	$ (15,747)	$ 137,775
Net income		8,349			8,349
Other comprehensive income			2,442		$ 2,442
Stock options exercised (in shares)	1,350				2,350
Stock options exercised	$ 12				$ 12
Stock-based compensation, net (in shares)	12,543
Stock-based compensation, net	$ 257				257
Treasury shares acquired				(1,191)	(1,191)
Cash dividends		(3,834)			$ (3,834)
Balance (in shares) at Dec. 31, 2020	7,308,685				6,379,323
Balance at Dec. 31, 2020	$ 86,886	69,578	4,284	(16,938)	$ 143,810
Net income		18,633			18,633
Other comprehensive income			(822)		$ (822)
Stock options exercised (in shares)	10,650				12,150
Stock options exercised	$ 94				$ 94
Stock-based compensation, net (in shares)	11,213
Stock-based compensation, net	$ 151				151
Treasury shares acquired				(12,291)	(12,291)
Cash dividends		(4,240)			$ (4,240)
Balance (in shares) at Dec. 31, 2021	7,330,548				5,888,737
Balance at Dec. 31, 2021	$ 87,131	$ 83,971	$ 3,462	$ (29,229)	$ 145,335